SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Accrued legal liability) (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Apr. 22, 2015
Accounting Policies [Abstract]
Accrued consulting fees		$ 315,000	$ 315,000
Judgement payable		388,867	388,867
Accrued interest on judgement	$ 114,419	105,260	86,739	$ 388,866
Total accrued legal liability	$ 503,286	$ 809,127	$ 790,606